EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY.
Schedule of details of share capital

	2023	Share (%)	2022	Share (%)

TurkCommerce B.V.	65,579	13%	72,660	15%
Hanzade Vasfiye Doğan Boyner	106,867	21%	106,867	21%
Vuslat Doğan Sabancı	74,248	15%	74,248	15%
Yaşar Begümhan Doğan Faralyalı	74,248	15%	74,248	15%
Arzuhan Doğan Yalçındağ	67,719	14%	67,719	14%
Işıl Doğan	3,109	<1%	3,109	<1%
Other (*)	7,081	1%	—	—
Public shares	99,810	20%	99,810	20%

	498,661	100	498,661	100

Schedule of share premiums

	2023	2022

Share premium	14,483,368	14,483,368

	14,483,368	14,483,368